UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-8443

Salomon Brothers Variable Series Funds Inc
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
c/o Citigroup Asset Management
300 First Stamford Place, 4th Floor
Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800)725-6666

Date of fiscal year end: December 31

Date of reporting period: June 30, 2005

ITEM 1. REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-

Annual

Report

2005

JUNE 30, 2005

♦	TOTAL RETURN FUND

MORNING EDITION.—NEW YORK,
SAGAX.Q
11.93 +.16
SINAX.Q
21.99 +.41
13.02
J. K. RICE, JR. & CO.

R. JAY GERKEN, CFA

Chairman, President and

Chief Executive Officer

DEAR SHAREHOLDER,

The U.S. economy overcame a number of obstacles and continued to expand during the reporting period. Rising interest rates, record high oil prices, and geopolitical issues threatened to send the economy into a “soft patch.” However, when all was said and done, first quarter 2005 gross domestic product (“GDP”)i growth was 3.8%, mirroring the solid gain that occurred during the fourth quarter of 2004.

Given the overall strength of the economy, the Federal Reserve Board (“Fed”)ii continued to raise interest rates over the period in an attempt to ward off inflation. Following five rate hikes from June 2004 through December 2004, the Fed again increased its target for the federal funds rateiii in 0.25% increments four additional times during the reporting period. All told, the Fed’s nine rate hikes brought the target for the federal funds rate from 1.00% to 3.25%. Following the end of the reporting period, at their August meeting, the Fed further increased the target rate by 0.25% to 3.50%.

During the six months covered by this report, the U.S. stock market was relatively flat, with the S&P 500 Indexiv returning -0.81%. Stocks were weak early in the reporting period, as the issues discussed above caused investors to remain on the sidelines. Equities then rallied in the second quarter of 2005, as the economy appeared to be on solid footing and inflation was largely under control. Looking at the reporting period as a whole, mid-cap stocks generated superior returns, with the Russell Midcap,v Russell 1000,vi and Russell 2000vii Indexes returning 3.92%, 0.11%, and -1.25%, respectively. From a market style perspective, value-oriented stocks outperformed their growth counterparts.

During the reporting period, the fixed income market confounded many investors as short-term interest rates rose in concert with the Fed rate tightening, while longer-term rates, surprisingly, declined. When the period began, the federal fund target rate was 2.25% and the yield on the 10-year Treasury was 4.24%. When the reporting period ended, the federal funds rate rose to 3.25% and the 10-year yield fell to 3.92%. Declining long term rates, mixed economic data, and periodic flights to quality all supported bond prices. Looking at the six-month period as a whole, the overall bond market, as measured by the Lehman Brothers Aggregate Bond Index,viii returned 2.51%.

PERFORMANCE UPDATE1

For the six months ended June 30, 2005, Class I shares of the Salomon Brothers Variable Total Return Fund returned -0.71%. The Fund’s unmanaged benchmarks, the Citigroup Broad Investment Grade Bond Indexix and the S&P 500 Index, returned 2.61% and -0.81%, respectively, for the same period. The Lipper Variable Flexible Portfolio Funds Category Average2 increased 0.54%.

SPECIAL SHAREHOLDER NOTICE

Effective August 1, 2005, Patrick Hughes joins George J. Williamson as co-portfolio manager of the Fund. Mr. Hughes has been designated Executive Vice President of the Fund and is a Vice President of Salomon Brothers Asset Management Inc, the Fund’s adviser (“SBAM”). Mr. Hughes is currently responsible for the day-to-day management of large cap core stocks for three mutual funds, a wrap program and private accounts. Mr. Hughes joined Citigroup or its predecessor firms in 1995.

[1]	The Fund is an underlying investment option of various variable annuity and variable life insurance products. The Fund’s performance returns do not reflect the deduction of initial sales charges and expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the performance of the Fund. Past performance is no guarantee of future results.
[2]	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended June 30, 2005, including the reinvestment of dividends and capital gains distributions, if any, calculated among the 88 funds in the Fund’s Lipper category, and excluding sales charges.

PERFORMANCE SNAPSHOT

AS OF JUNE 30, 2005

(unaudited)

6 Months

Variable Total Return Fund — Class I Shares	-0.71%

Citigroup Broad Investment Grade Bond Index	2.61%

S&P 500 Index	-0.81%

Lipper Variable Flexible Portfolio Funds Category Average	0.54%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

Fund returns assume the reinvestment of all distributions at net asset value and the deduction of all Fund expenses. Class II shares returned -0.88% over the six months ended June 30, 2005.

On June 24, 2005, Citigroup Inc. (“Citigroup”) announced that it has signed a definitive agreement under which Citigroup will sell substantially all of its worldwide asset management business to Legg Mason, Inc. (“Legg Mason”).

As part of this transaction, Salomon Brothers Asset Management Inc. (the “Manager”), currently an indirect wholly owned subsidiary of Citigroup, would become an indirect wholly owned subsidiary of Legg Mason. The Manager is the investment manager to the Fund.

The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, Citigroup expects the transaction to be completed later this year.

Under the Investment Company Act of 1940, consummation of the transaction will result in the automatic termination of the investment management contract between the Fund and the Manager. Therefore, the Fund’s Board of Directors will be asked to approve a new investment management contract between the Fund and the Manager. If approved by the Board, the new investment management contract will be presented to the shareholders of the Fund for their approval. Subsequently, on August 12, 2005, the Board approved the new investment management contract between the Fund and the Manager.

INFORMATION ABOUT YOUR FUND

As you may be aware, several issues in the mutual fund industry have recently come under the scrutiny of federal and state regulators. The Fund’s Manager and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Fund has been informed that the Manager and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

Important information concerning the Fund and its Manager with regard to recent regulatory developments is contained in the “Additional Information” note in the Notes to the Financial Statements included in this report.

As always, thank you for your continued confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

August 15, 2005

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. The Fund may invest in derivatives, such as options and futures, which can be illiquid and harder to value, especially in declining markets. A small investment in certain derivatives may have a potentially large impact on fund performance. Derivatives can disproportionately increase losses as stated in the prospectus. High yield bonds are subject to additional risks such as the increased risk of default and greater volatility because of the lower credit quality of the issues. Foreign securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. Please see the Fund’s prospectus for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	Gross domestic product is a market value of goods and services produced by labor and property in a given country.
ii	The Federal Reserve Board is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.
iii	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.
iv	The S&P 500 Index is an unmanaged index of 500 stocks that is generally representative of the performance of larger companies in the U.S.
[v]	The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index whose average market capitalization was approximately $4.7 billion as of 6/24/05.
vi	The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.
vii	The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.
viii	The Lehman Brothers Aggregate Bond Index is a broad-based bond index comprised of Government, Corporate, Mortgage and Asset-backed issues, rated investment grade or higher, and having at least one year to maturity.
ix	The Citigroup Broad Investment Grade Bond Index includes institutionally traded U.S. Treasury Bonds, government-sponsored bonds (U.S. Agency and supranational), mortgage-backed securities and corporate securities.

Fund at a Glance

(unaudited)

Fund Expenses

(unaudited)

EXAMPLE

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2005 and held for the six months ended June 30, 2005.

ACTUAL EXPENSES

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

	Actual Total Return(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(3)
Class I	(0.71)%	$1,000.00	$992.90	0.89%	$4.40
Class II	(0.88)	1,000.00	991.20	1.22	6.02
(1)	For the six months ended June 30, 2005.
(2)	Assumes reinvestment of dividends and capital gains distributions, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.
(3)	Expenses are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Fund Expenses

(unaudited) (continued)

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(2)
Class I	5.00%	$1,000.00	$1,020.38	0.89%	$4.46
Class II	5.00	1,000.00	1,018.74	1.22	6.11
(1)	For the six months ended June 30, 2005.
(2)	Expenses are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Schedule of Investments

June 30, 2005 (unaudited)

Face Amount	Security	Value
CORPORATE BONDS & NOTES — 11.4%
Aerospace/Defense — 0.2%
$ 150,000	Goodrich Corp., Debentures, 7.500% due 4/15/08	$161,619

Auto Manufacturers — 0.3%
250,000	Johnson Controls, Inc., Notes, 5.000% due 11/15/06	253,182

Banks — 0.6%
250,000	Corporacion Andina de Fomento, Notes, 6.875% due 3/15/12	280,370
200,000	Standard Chartered Bank PLC, Subordinated Notes, 8.000% due 5/30/31 (a)	273,634

	Total Banks	554,004

Building Materials — 0.2%
150,000	Masco Corp., Bonds, 6.500% due 8/15/32	173,455

Diversified Financial Services — 2.9%
175,000	Capital One Financial Corp., Senior Notes, 4.800% due 2/21/12	174,350
275,000	Countrywide Home Loans, Inc., Medium-Term Notes, Series L, 4.000% due 3/22/11	265,550
250,000	General Electric Capital Corp., Medium-Term Notes, Series A, 3.504% due 6/22/07 (b)	250,402
200,000	HSBC Finance Corp., Notes, 8.000% due 7/15/10	231,015
250,000	International Lease Finance Corp., Notes, Series O, 4.375% due 11/1/09	250,680
225,000	JPMorgan Chase & Co., Subordinated Notes, 5.750% due 1/2/13	241,435
250,000	Lehman Brothers Holdings, Inc., Medium-Term Notes, 4.250% due 1/27/10	249,515
250,000	Morgan Stanley, Subordinated Notes, 4.750% due 4/1/14	246,728
250,000	Nationwide Building Society, Notes, 4.250% due 2/1/10 (a)	249,634
175,000	Pemex Finance Ltd., Notes, 9.030% due 2/15/11	196,752
150,000	Textron Financial Corp., Medium-Term Notes, Series E, 2.750% due 6/1/06	148,578

	Total Diversified Financial Services	2,504,639

Electric — 0.5%
250,000	Alabama Power Co., Bonds, Series 1, 5.650% due 3/15/35	261,303
150,000	Entergy Gulf States, Inc., First Mortgage, 5.700% due 6/1/15	153,749

	Total Electric	415,052

Food — 0.2%
125,000	Safeway, Inc., Debentures, 7.250% due 2/1/31	145,199

Forest Products & Paper — 0.2%
150,000	Weyerhaeuser Co., Debentures, 7.375% due 3/15/32	177,440

Health Care-Services — 0.8%
145,000	HCA, Inc., Senior Notes, 7.125% due 6/1/06	148,834
150,000	Humana, Inc., Senior Notes, 6.300% due 8/1/18	164,380
250,000	UnitedHealth Group, Inc., Notes, 4.125% due 8/15/09	249,057
175,000	WellPoint Health Networks, Inc., Notes, 6.375% due 6/15/06	178,798

	Total Healthcare-Services	741,069

Holding Companies-Diversified — 0.2%
175,000	EnCana Holdings Finance Corp., Notes, 5.800% due 5/1/14	188,114

Home Builders — 0.4%
175,000	Centex Corp., Senior Notes, 5.125% due 10/1/13	175,336
200,000	MDC Holdings, Inc., 5.500% due 5/15/13	204,497

	Total Home Builders	379,833

Insurance — 0.7%
200,000	Allstate Corp., Debentures, 6.750% due 5/15/18	233,956
175,000	Infinity Property & Casualty Corp., Senior Notes, Series B, 5.500% due 2/18/14	175,882
175,000	Unitrin, Inc., Senior Notes, 4.875% due 11/1/10	174,762

	Total Insurance	584,600

Leisure Time — 0.2%
175,000	Carnival Corp., 3.750% due 11/15/07	173,368

See Notes to Financial Statements.

Schedule of Investments

June 30, 2005 (unaudited) (continued)

Face Amount	Security	Value
Media — 0.4%
$ 150,000	Comcast Cable Communications Holdings, Inc., 8.375% due 3/15/13	$183,172
125,000	Time Warner, Inc., Debentures, 7.625% due 4/15/31	156,606

	Total Media	339,778

Oil & Gas — 0.8%
175,000	Precision Drilling Corp., Notes, 5.625% due 6/1/14	181,259
225,000	Tosco Corp., Notes, 8.125% due 2/15/30	317,966
175,000	Valero Energy Corp., Senior Notes, 7.500% due 4/15/32	216,704

	Total Oil & Gas	715,929

Pharmaceuticals — 0.3%
225,000	Wyeth, 5.500% due 3/15/13	237,173

REITs — 0.5%
100,000	Boston Properties LP, Senior Notes, 6.250% due 1/15/13	109,123
150,000	iStar Financial, Inc., Senior Notes, 6.000% due 12/15/10	156,202
155,000	Simon Property Group LP, Notes, 4.600% due 6/15/10 (a)	155,256

	Total REITs	420,581

Retail — 0.2%
125,000	YUM! Brands, Inc., Senior Notes, 8.875% due 4/15/11	151,629

Savings & Loans — 0.4%
175,000	Astoria Financial Corp., Notes, 5.750% due 10/15/12	183,615
140,000	Webster Bank, Subordinated Notes, 5.875% due 1/15/13	148,602

	Total Savings & Loans	332,217

Telecommunications — 1.0%
125,000	New Cingular Wireless Services, Inc., Senior Notes, 8.750% due 3/1/31	175,746
235,000	Singapore Telecommunications Ltd., Notes, 6.375% due 12/1/11 (a)	259,511
135,000	Sprint Capital Corp., Notes, 8.375% due 3/15/12	162,596
250,000	Verizon Florida, Inc., Series F, 6.125% due 1/15/13	268,443

	Total Telecommunications	866,296

Transportation — 0.2%
192,113	Union Pacific Corp., Pass-Through Certificates, Series 2004-1, 5.404% due 7/2/25	200,795

Water — 0.2%
150,000	United Utilities PLC, Senior Notes, 4.550% due 6/19/18	141,308

	TOTAL CORPORATE BONDS & NOTES (Cost — $9,579,694)	9,857,280

ASSET-BACKED SECURITIES — 3.0%
Automobile — 1.9%
500,000	ARG Funding Corp., Series 2005-1A, Class A3, 4.290% due 4/20/10 (a)	499,684
500,000	Household Automotive Trust, Series 2003-2, Class A4, 3.020% due 12/17/10	491,979
625,000	Susquehanna Auto Lease Trust, Series 2005-1, Class A3, 4.430% due 6/16/08 (a)	630,195

	Total Automobile	1,621,858

Credit Card — 0.3%
250,000	Prime Credit Card Master Trust, Series 2000-1, Class A, 6.700% due 10/15/09	252,892

Diversified Financial Services — 0.2%
150,000	Atlantic City Electric Transition Funding LLC, Series 2002-1, Class A4, 5.550% due 10/20/23	164,303

Home Equity — 0.6%
500,000	Centex Home Equity Loan Trust, Series 2003-B, Class AF4, 3.235% due 2/25/32 (b)	492,381
5,506	Residential Asset Securities Corp., Series 1999-KS2, Class AI7, 7.390% due 6/25/28	5,497
16,664	Soundview Home Equity Loan Trust, Series 2000-1, Class A1F, 8.640% due 5/25/30 (b)	16,964

	Total Home Equity	514,842

	TOTAL ASSET-BACKED SECURITIES (Cost — $2,542,268)	2,553,895

See Notes to Financial Statements.

Schedule of Investments

June 30, 2005 (unaudited) (continued)

Face Amount	Security	Value
MORTGAGE-BACKED SECURITIES — 12.9%
FHLMC — 4.9%
	Federal Home Loan Mortgage Corp. (FHLMC), Gold:
$2,025,000	5.000% due 7/1/20-7/1/35 (c)(d)	$2,034,246
1,120,000	5.500% due 7/1/20-7/1/35 (c)(d)	1,142,696
1,000,000	6.000% due 7/1/35 (c)(d)	1,025,625

	Total FHLMC	4,202,567

FNMA — 7.2%
	Federal National Mortgage Association (FNMA):
29,187	7.000% due 7/1/15-2/1/29	30,726
1,205,000	4.500% due 7/1/20-7/1/35 (c)(d)	1,194,915
304,401	6.500% due 6/1/28-7/1/28	316,205
45,174	8.000% due 1/1/31	48,598
8,472	7.500% due 3/1/31	9,055
950,000	5.000% due 7/1/35 (c)(d)	950,297
2,050,000	5.500% due 7/1/35 (c)(d)	2,078,188
950,000	6.000% due 7/1/35 (c)(d)	974,047
610,000	6.500% due 7/1/35 (c)(d)	631,350

	Total FNMA	6,233,381

GNMA — 0.8%
	Government National Mortgage Association (GNMA):
250,000	5.000% due 7/1/35 (c)(d)	251,953
450,000	5.500% due 7/1/35 (c)(d)	459,563

	Total GNMA	711,516

	TOTAL MORTGAGE-BACKED SECURITIES (Cost — $11,062,238)	11,147,464

U.S. GOVERNMENT AGENCIES & OBLIGATIONS — 6.9%
U.S. Government Agencies — 1.5%
	Federal National Mortgage Association (FNMA):
800,000	5.500% due 2/15/06	808,787
450,000	6.250% due 2/1/11	493,680

	Total U.S. Government Agencies	1,302,467

U.S. Government Obligations — 5.4%
	U.S. Treasury Bonds:
350,000	8.750% due 8/15/20 (e)	526,750
367,000	6.125% due 8/15/29 (e)	468,714
	U.S. Treasury Notes:
1,000,000	2.500% due 10/31/06 (e)	986,094
675,000	3.375% due 10/15/09 (e)	665,719
1,100,000	6.500% due 2/15/10 (e)	1,227,919
795,000	4.250% due 8/15/13 (e)	815,124

	Total U.S. Government Obligations	4,690,320

	TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS (Cost — $5,881,228)	5,992,787

SOVEREIGN BOND — 0.3%
Canada — 0.3%
250,000	Province of Ontario, 3.282% due 3/28/08 (Cost — $250,169)	245,002

See Notes to Financial Statements.

Schedule of Investments

June 30, 2005 (unaudited) (continued)

Shares	Security	Value
COMMON STOCK — 62.9%
CONSUMER DISCRETIONARY — 9.8%
Automobiles — 0.2%
3,174	DaimlerChrysler AG	$128,579

Hotels, Restaurants & Leisure — 0.8%
24,400	McDonald’s Corp.	677,100

Leisure Equipment & Products — 0.2%
6,600	Eastman Kodak Co. (e)	177,210

Media — 5.0%
19,395	Comcast Corp., Class A Shares*	595,426
27,989	DIRECTV Group, Inc.*	433,830
21,875	Liberty Media Corp., Series A Shares*	222,906
136,260	News Corp., Class A Shares	2,204,687
53,000	Time Warner, Inc.*	885,630

		4,342,479

Multiline Retail — 2.1%
19,200	Federated Department Stores, Inc.	1,406,976
8,700	Wal-Mart Stores, Inc.	419,340

		1,826,316

Specialty Retail — 1.5%
33,800	Home Depot, Inc.	1,314,820

	TOTAL CONSUMER DISCRETIONARY	8,466,504

CONSUMER STAPLES — 6.5%
Beverages — 2.7%
13,500	Anheuser-Busch Cos., Inc.	617,625
19,200	Coca-Cola Co.	801,600
16,900	PepsiCo, Inc.	911,417

		2,330,642

Food & Staples Retailing — 1.0%
46,500	Kroger Co.*	884,895

Food Products — 0.7%
9,800	H.J. Heinz Co.	347,116
13,900	Sara Lee Corp.	275,359

		622,475

Household Products — 2.1%
5,800	Colgate-Palmolive Co.	289,478
6,000	Kimberly-Clark Corp.	375,540
20,600	Procter & Gamble Co.	1,086,650

		1,751,668

	TOTAL CONSUMER STAPLES	5,589,680

ENERGY — 5.8%
Energy Equipment & Services — 4.1%
9,000	Diamond Offshore Drilling, Inc. (e)	480,870
13,000	Halliburton Co.	621,660
7,100	Schlumberger Ltd.	539,174
34,700	Transocean, Inc.*	1,872,759

		3,514,463

Oil, Gas & Consumable Fuels — 1.7%
3,800	Amerada Hess Corp.	404,738
4,800	BP PLC, Sponsored ADR	299,424

See Notes to Financial Statements.

Schedule of Investments

June 30, 2005 (unaudited) (continued)

Shares	Security	Value
Oil, Gas & Consumable Fuels — 1.7% (continued)
8,800	Exxon Mobil Corp.	$505,736
4,200	Royal Dutch Petroleum Co., New York Shares	272,580

		1,482,478

	TOTAL ENERGY	4,996,941

FINANCIALS — 18.7%
Commercial Banks — 4.6%
40,144	Bank of America Corp.	1,830,968
5,600	Mercantile Bankshares Corp.	288,568
5,400	SunTrust Banks, Inc.	390,096
29,000	Wachovia Corp.	1,438,400

		3,948,032

Diversified Financial Services — 8.5%
20,700	American Express Co.	1,101,861
63,700	Bank of New York Co., Inc.	1,833,286
8,600	Freddie Mac	560,978
78,500	JPMorgan Chase & Co.	2,772,620
19,400	Merrill Lynch & Co., Inc.	1,067,194

		7,335,939

Insurance — 5.6%
21,200	Allstate Corp.	1,266,700
22,000	American International Group, Inc.	1,278,200
575	Berkshire Hathaway, Inc., Class B Shares*	1,600,512
5,600	Chubb Corp.	479,416
12,300	Horace Mann Educators Corp.	231,486

		4,856,314

	TOTAL FINANCIALS	16,140,285

HEALTH CARE — 5.2%
Health Care Providers & Services — 0.5%
4,300	CIGNA Corp.	460,229

Pharmaceuticals — 4.7%
31,400	Abbott Laboratories	1,538,914
6,800	Bristol-Myers Squibb Co.	169,864
11,600	Merck & Co., Inc.	357,280
57,058	Pfizer, Inc.	1,573,659
8,500	Wyeth	378,250

		4,017,967

	TOTAL HEALTH CARE	4,478,196

INDUSTRIALS — 3.3%
Air Freight & Logistics — 0.1%
1,600	United Parcel Service, Inc., Class B Shares	110,656

Industrial Conglomerates — 2.5%
7,000	3M Co.	506,100
48,300	General Electric Co.	1,673,595

		2,179,695

Road & Rail — 0.7%
10,500	Canadian National Railway Co.	605,325

	TOTAL INDUSTRIALS	2,895,676

See Notes to Financial Statements.

Schedule of Investments

June 30, 2005 (unaudited) (continued)

Shares	Security	Value
INFORMATION TECHNOLOGY — 10.0%
Communications Equipment — 3.0%
44,400	Cisco Systems, Inc.*	$848,484
260,200	Lucent Technologies, Inc. (e)*	757,182
54,800	Motorola, Inc.	1,000,648

		2,606,314

Computers & Peripherals — 3.7%
34,919	Hewlett-Packard Co.	820,946
22,900	International Business Machines Corp.	1,699,180
179,800	Sun Microsystems, Inc.*	670,654

		3,190,780

Semiconductors & Semiconductor Equipment — 1.9%
6,050	Freescale Semiconductor, Inc., Class B Shares*	128,139
5,200	Intel Corp.	135,512
49,600	Texas Instruments, Inc.	1,392,272

		1,655,923

Software — 1.4%
50,200	Microsoft Corp.	1,246,968

	TOTAL INFORMATION TECHNOLOGY	8,699,985

MATERIALS — 1.1%
Chemicals — 0.1%
2,283	Monsanto Co.	143,532

Metals & Mining — 1.0%
32,600	Alcoa, Inc.	851,838

Paper & Forest Products — 0.0%
181	Neenah Paper, Inc. (e)	5,606

	TOTAL MATERIALS	1,000,976

TELECOMMUNICATION SERVICES — 2.2%
Diversified Telecommunication Services — 2.2%
11,840	AT&T Corp.	225,434
1,312	Liberty Global, Inc., Series A Shares*	61,231
14,700	SBC Communications, Inc.	349,125
36,252	Verizon Communications, Inc.	1,252,506

	TOTAL TELECOMMUNICATION SERVICES	1,888,296

UTILITIES — 0.3%
Electric Utilities — 0.3%
6,600	American Electric Power Co., Inc.	243,342

	TOTAL COMMON STOCK (Cost — $49,771,223)	54,399,881

Warrants
WARRANT — 0.0%
INFORMATION TECHNOLOGY — 0.0%
Communications Equipment — 0.0%
1,239	Lucent Technologies, Inc., (Exercise price of $2.75 per share expiring on 12/10/07. Each warrant exercisable for 1 share of common stock.)* (Cost — $0)	954

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $79,086,820)	84,197,263

See Notes to Financial Statements.

Schedule of Investments

June 30, 2005 (unaudited) (continued)

Face Amount	Security	Value
SHORT-TERM INVESTMENTS — 22.2%
Repurchase Agreements — 14.9%
$3,000,000	Interest in $414,454,000 joint tri-party repurchase agreement dated 6/30/05 with Deutsche Bank Securities, Inc., 3.350% due 7/1/05, Proceeds at maturity — $3,000,279; (Fully collateralized by various U.S. Government Agencies & Obligations, 0.000% to 16.136% due 12/1/05 to 6/15/35; Market value — $3,060,033) (f)	$3,000,000
2,449,000	Interest in $1,006,158,000 joint tri-party repurchase agreement dated 6/30/05 with Goldman Sachs Group, Inc., 3.350% due 7/1/05, Proceeds at maturity — $2,449,228; (Fully collateralized by various U.S. Government Agencies & Obligations, 0.000% to 13.250% due 8/15/05 to 2/15/07; Market value — $2,497,950) (f)	2,449,000
3,000,000	Interest in $599,362,000 joint tri-party repurchase agreement dated 6/30/05 with Merrill Lynch & Co., Inc., 3.350% due 7/1/05, Proceeds at maturity — $3,000,279; (Fully collateralized by various U.S. Government Agencies & Obligations 0.000% to 4.625% due 6/16/06 to 1/13/33; Market value — $3,060,003) (f)	3,000,000
3,000,000	Interest in 453,707,000 joint tri-party repurchase agreement dated 6/30/05 with Morgan Stanley, 3.350% due 7/1/05, Proceeds at maturity — $3,000,279; (Fully collateralized by various U.S. Government Agencies & Obligations, 0.000% to 5.800% due 8/25/05 to 2/18/22; Market value — $3,091,647) (f)	3,000,000
1,471,000	State Street Bank & Trust Co., dated 6/30/05, 2.550% due 7/1/05, Proceeds due at maturity — $1,471,104; (Fully collateralized by U.S. Treasury Note, 4.250% due 8/15/14; Market value — $1,504,375)	1,471,000

	Total Repurchase Agreements (Cost — $12,920,000)	12,920,000

Shares
Securities Purchased from Securities Lending Collateral — 7.3%
6,266,395	State Street Navigator Securities Lending Trust Prime Portfolio (Cost — $6,266,395)	6,266,395

	TOTAL SHORT-TERM INVESTMENTS (Cost — $19,186,395)	19,186,395

	TOTAL INVESTMENTS — 119.6% (Cost — $98,273,215#)	103,383,658
	Liabilities in Excess of Other Assets — (19.6)%	(16,970,161)

	TOTAL NET ASSETS — 100.0%	$86,413,497

*	Non-income producing security.
(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.
(b)	Rate shown reflects rate in effect June 30, 2005, on instruments with variable rate or step coupon rates.
(c)	This security is traded on a “to-be-announced” basis (See Note 1).
(d)	All or a portion of this security is acquired under mortgage dollar roll agreement (See Notes 1 and 3).
(e)	All or a portion of security is on loan (See Notes 1 and 3).
(f)	Securities with an aggregate market value of $11,449,000 are segregated and/or held as collateral for mortgage dollar rolls and to-be-announced securities.
#	Aggregate cost for Federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ADR	—	American Depositary Receipt
FHLMC	—	Federal Home Loan Mortgage Corporation
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
REITs	—	Real Estate Investment Trust

See Notes to Financial Statements.

Statement of Assets and Liabilities

June 30, 2005 (unaudited)

ASSETS:
Investments, at value (Cost — $79,086,820)	$84,197,263
Short-term investments, at value (Cost — $19,186,395)	19,186,395
Cash	1,749
Receivable for securities sold	1,018,065
Dividends and interest receivable	329,012
Receivable for Fund shares sold	16,118

Total Assets	104,748,602

LIABILITIES:
Payable for securities purchased	11,647,028
Payable for loaned securities collateral (Notes 1 and 3)	6,266,395
Payable for Fund shares repurchased	296,358
Management fee payable	53,936
Deferred dollar roll income	9,613
Distribution fees payable	1,650
Directors’ fees payable	545
Accrued expenses	59,580

Total Liabilities	18,335,105

Total Net Assets	$86,413,497

NET ASSETS:
Par value (Note 7)	$7,717
Paid-in capital in excess of par value	80,850,122
Undistributed net investment income	813,143
Accumulated net realized loss on investments and foreign currency transactions	(367,960)
Net unrealized appreciation of investments and foreign currencies	5,110,475

Total Net Assets	$86,413,497

Shares Outstanding:
Class I	7,003,039

Class II	713,845

Net Asset Value:
Class I	$11.19

Class II	$11.31

See Notes to Financial Statements.

Statement of Operations

For the Six Months Ended June 30, 2005 (unaudited)

INVESTMENT INCOME:
Interest	$722,207
Dividends	494,792
Securities Lending	4,047
Less: Foreign taxes withheld	(2,765)

Total Investment Income	1,218,281

EXPENSES:
Management fee (Note 2)	329,791
Shareholder reports (Note 5)	21,539
Custody	14,981
Audit and tax	13,480
Distribution fees (Note 5)	9,135
Directors’ fees	5,635
Legal fees	5,330
Registration fees	216
Transfer agent fees (Notes 2 and 5)	126
Miscellaneous expenses	4,905

Total Expenses	405,138

Net Investment Income	813,143

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS (NOTES 1 AND 3):
Net Realized Gain (Loss) From:
Investment transactions	(635,358)
Foreign currency transactions	3

Net Realized Loss	(635,355)

Change in Net Unrealized Appreciation/Depreciation From:
Investments	(931,404)
Foreign currencies	6

Change in Net Unrealized Appreciation/Depreciation	(931,398)

Net Loss on Investments and Foreign Currency Transactions	(1,566,753)

Decrease in Net Assets From Operations	$(753,610)

See Notes to Financial Statements.

Statements of Changes in Net Assets

For the Six Months Ended June 30, 2005 (unaudited)
and the Year Ended December 31, 2004

	2005	2004
OPERATIONS:
Net investment income	$813,143	$1,603,980
Net realized gain (loss)	(635,355)	1,785,566
Change in net unrealized appreciation/depreciation	(931,398)	4,285,779

Increase (Decrease) in Net Assets From Operations	(753,610)	7,675,325

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 6):
Net investment income	—	(1,634,345)
Net realized gains	—	(1,664,394)

Decrease in Net Assets From Distributions to Shareholders	—	(3,298,739)

FUND SHARE TRANSACTIONS (NOTE 7):
Net proceeds from sale of shares	3,959,236	15,012,198
Reinvestment of distributions	—	3,298,739
Cost of shares repurchased	(8,420,317)	(23,131,712)

Decrease in Net Assets From Fund Share Transactions	(4,461,081)	(4,820,775)

Decrease in Net Assets	(5,214,691)	(444,189)
NET ASSETS:
Beginning of period	91,628,188	92,072,377

End of period*	$86,413,497	$91,628,188

* Includes undistributed net investment income of:	$813,143	—

See Notes to Financial Statements.

Financial Highlights

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

	Class I Shares
	2005(1)(2)		2004		2003	2002(2)	2001	2000
Net Asset Value, Beginning of Period	$11.27		$10.75		$9.53	$10.39	$10.70	$10.23

Income (Loss) From Operations:
Net investment income	0.10		0.21		0.17	0.19	0.22	0.34
Net realized and unrealized gain (loss)	(0.18)		0.73		1.35	(0.90)	(0.31)	0.47

Total Income (Loss) From Operations	(0.08)		0.94		1.52	(0.71)	(0.09)	0.81

Less Distributions From:
Net investment income	—		(0.21)		(0.17)	(0.15)	(0.22)	(0.34)
Net realized gains	—		(0.21)		(0.13)	—	—	—

Total Distributions	—		(0.42)		(0.30)	(0.15)	(0.22)	(0.34)

Net Asset Value, End of Period	$11.19		$11.27		$10.75	$9.53	$10.39	$10.70

Total Return(3)	(0.71)%		8.74%		15.92%	(6.87)%	(0.80)%	7.90%
Net Assets, End of Period (000s)	$78,341		$84,890		$89,950	$81,976	$37,886	$25,600
Ratios to Average Net Assets:
Gross expenses	0.89	%(4)	0.96%		1.01%	1.01%	1.15%	1.34%
Net expenses(5)	0.89	(4)	0.96		1.00 (6)	1.00 (6)	1.01 (6)	1.00 (6)
Net investment income	1.88	(4)	1.75		1.60	1.94	2.43	3.84
Portfolio Turnover Rate	22	%(7)	27	%(7)	30%	16%	23%	34%

(1)	For the six months ended June 30, 2005 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)	Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Total returns for periods of less than one year are not annualized.
(4)	Annualized.
(5)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 1.00%.
(6)	The manager has voluntarily waived all or a portion of its fees.
(7)	Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 88% and 156%, respectively.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of each class of capital stock outstanding throughout each year or period ended December 31, unless otherwise noted:

	Class II Shares
	2005(1)(2)		2004		2003(3)
Net Asset Value, Beginning of Period	$11.41		$10.87		$10.37

Income (Loss) From Operations:
Net investment income	0.09		0.12		0.03
Net realized and unrealized gain (loss)	(0.19)		0.80		0.63

Total Income (Loss) From Operations	(0.10)		0.92		0.66

Less Distributions From:
Net investment income	—		(0.17)		(0.03)
Net realized gains	—		(0.21)		(0.13)

Total Distributions	—		(0.38)		(0.16)

Net Asset Value, End of Period	$11.31		$11.41		$10.87

Total Return(4)	(0.88)%		8.49%		6.33%
Net Assets, End of Period (000s)	$8,072		$6,738		$2,122
Ratios to Average Net Assets:
Gross expenses	1.22	%(5)	1.36%		1.29	%(5)
Net expenses (6)	1.22	(5)	1.25	(7)	1.25	(5)(7)
Net investment income	1.55	(5)	1.55		1.25	(5)
Portfolio Turnover Rate	22	%(8)	27	%(8)	30%

(1)	For the six months ended June 30, 2005 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)	For the period June 6, 2003 (inception date) to December 31, 2003.
(4)	Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Total returns for periods of less than one year are not annualized.
(5)	Annualized.
(6)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 1.25%.
(7)	The manager has voluntarily waived all or a portion of its fees.
(8)	Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 88% and 156%, respectively.

See Notes to Financial Statements.

Notes to Financial Statements

(unaudited)

1.  Organization and Significant Accounting Policies

The Salomon Brothers Variable Total Return Fund (the “Fund”), is a separate diversified investment fund of Salomon Brothers Variable Series Funds Inc (“Company”), a Maryland corporation, is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end management investment company. The Fund is offered exclusively for use with certain variable annuity and variable life insurance contracts offered through the separate accounts of various life insurance companies, including affiliates of the investment manager, and qualified pension and retirement plans.

The following are significant accounting policies consistently followed by the Fund. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Lending of Portfolio Securities. The Fund has an agreement with its custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations. In exchange for lending securities under the terms of the agreement with its custodian, the Fund receives a lender’s fee. Fees earned by the Fund on securities lending are recorded as securities lending income. Loans of securities by the Fund are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which varies depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Fund maintains the risk of any loss on the securities on loan as well as the potential loss on investments purchased with cash collateral received from securities lending.

(d) Securities Traded on a To-Be-Announced Basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities, which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

Notes to Financial Statements

(unaudited) (continued)

(e) Mortgage Dollar Rolls. The Fund enters into dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by a fee paid by the counterparty, often in the form of a drop in the repurchase price of the securities. Dollar rolls are accounted for as financing arrangements; the fee is accrued into interest income ratably over the term of the dollar roll and any gain or loss on the roll is deferred and realized upon disposition of the rolled security.

The risk of entering into a mortgage dollar roll is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(f) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method.

(g) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(h) Distributions to Shareholders. Distributions from net investment income and net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(i) Class Accounting. Investment income, common expenses and realized/unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that class.

(j) Expenses. Direct expenses are charged to the Fund; general expenses of the Company are allocated to the funds within the Company based on each fund’s relative net assets.

Notes to Financial Statements

(unaudited) (continued)

(k) Federal and Other Taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(l) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. This reclassification has no effect on net assets or net asset values per share.

2.  Management Agreement and Other Transactions with Affiliates

Salomon Brothers Asset Management Inc (“SBAM”), an indirect wholly-owned subsidiary of Citigroup Inc. (“Citigroup”), acts as investment manager to the Fund. The Fund pays SBAM a management fee calculated at the annual rate of 0.75% of the Fund’s average daily net assets. The fee is calculated daily and paid monthly.

During the six months ended June 30, 2005, the Fund’s Class I and Class II shares had voluntary expense limitation in place of 1.00% and 1.25%, respectively, of each class’ respective average daily net assets. Theses expense limitations may be reduced or terminated at any time.

Smith Barney Fund Management LLC (“SBFM”), another indirect wholly-owned subsidiary of Citigroup, acts as the Fund’s administrator.

Citigroup Global Markets Inc. (“CGM”) another indirect wholly-owned subsidiary of Citigroup, acts as the Fund’s distributor.

All officers and one director of the Company are employees of Citigroup or its affiliates and do not receive compensation from the Company.

3.  Investments

During the six months ended June 30, 2005, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments and mortgage dollar rolls) and U.S. Government Agencies and Obligations were as follows:

	Investments	U.S. Government Agencies and Obligations
Purchases	$6,789,328	$12,384,456

Sales	$9,779,696	$13,291,983

At June 30, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$9,145,997
Gross unrealized depreciation	(4,035,554)

Net unrealized appreciation	$5,110,443

For the six months ended June 30, 2005, the Fund recorded interest income of $112,238 related to mortgage dollar rolls.

Notes to Financial Statements

(unaudited) (continued)

The average monthly balance of mortgage dollar rolls outstanding for during the six months ended June 30, 2005 was approximately $10,728,726. At June 30, 2005, the Fund had outstanding mortgage dollar rolls with a total cost of $10,666,003. There were no dollar rolls outstanding in excess of 10% of net assets at June 30, 2005.

At June 30, 2005, the Fund loaned securities having a market value of $6,077,512. The Fund received cash collateral amounting to $6,266,395 which was invested into the State Street Navigator Securities Lending Trust Prime Portfolio, a Rule 2a-7 money market fund, registered under the 1940 Act.

4.  Line of Credit

The Fund, along with other affiliated funds, entered into an agreement with a bank which allows the funds collectively to borrow up to $150 million. Effective July 29, 2005, the Fund, along with other affiliated funds increased the line of credit to $250 million. Interest on borrowing, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended June 30, 2005, the commitment fee allocated to the Fund was $682. Since the line of credit was established, there have been no borrowings.

5.  Class Specific Expenses

Pursuant to a Distribution Plan, the Fund pays a distribution fee with respect to its Class II shares calculated at the annual rate of 0.25% of the average daily net assets of the class. For the six months ended June 30, 2005, total Distribution fees, which are accrued daily and paid monthly, were $9,135 for Class II shares.

For the six months ended June 30, 2005, total Transfer Agent Fees were as follows:

	Class I	Class II
Transfer Agent Fees	$108	$18

For the six months ended June 30, 2005, total Shareholder Reports expenses were as follows:

	Class I	Class II
Shareholder Reports Expenses	$17,220	$4,319

6.  Distributions Paid to Shareholders by Class

	Six Months Ended June 30, 2005	Year Ended December 31, 2004
Class I
Net investment income	—	$1,536,813
Net realized gain	—	1,549,246

Total	—	$3,086,059

Class II
Net investment income	—	$97,532
Net realized gain	—	115,148

Total	—	$212,680

Notes to Financial Statements

(unaudited) (continued)

7.  Capital Shares

At June 30, 2005, the Company had 10,000,000,000 shares of capital stock authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest in the Fund and has the same rights, except that each class bears certain expenses as discussed in Note 5.

Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2005		Year Ended December 31, 2004
	Shares	Amount	Shares	Amount
Class I
Shares sold	206,625	$2,285,257	945,354	$10,439,046
Shares issued on reinvestment	—	—	274,446	3,086,059
Shares repurchased	(734,089)	(8,130,006)	(2,057,494)	(22,758,994)

Net Decrease	(527,464)	$(5,844,749)	(837,694)	$(9,233,889)

Class II
Shares sold	149,419	$1,673,979	409,536	$4,573,152
Shares issued on reinvestment	—	—	18,674	212,680
Shares repurchased	(25,931)	(290,311)	(32,993)	(372,718)

Net Increase	123,488	$1,383,668	395,217	$4,413,114

8.  Change in Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP has resigned as the independent registered public accounting firm for the Fund effective June 17, 2005. The Fund’s Audit Committee has approved the engagement of KPMG LLP as the Fund’s new independent registered public accounting firm for the fiscal year ending December 31, 2005. A majority of the Fund’s Board of Directors, including a majority of the independent Directors, approved the appointment of KPMG LLP.

The reports of PricewaterhouseCoopers LLP on the Fund’s financial statements for each of the last two fiscal years contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. There have been no disagreements with PricewaterhouseCoopers LLP during the Fund’s two most recent fiscal years and any subsequent interim period on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure which, if not resolved to the satisfaction of PricewaterhouseCoopers LLP, would have caused them to make reference thereto in their reports on the financial statements for such years.

9.  Additional Information

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”) and Citigroup Global Markets Inc. (“CGMI”) (each an affiliate of the manager) relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Affected Funds”).

The SEC order finds that SBFM and CGMI willfully violated Section 206(1) of the Investment Advisers Act of 1940 (“Advisers Act”). Specifically, the order finds that SBFM and CGMI knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that, First Data Investors Services Group (“First Data”), the Affected Funds’ then-existing transfer agent, had offered to continue as transfer agent and do

Notes to Financial Statements

(unaudited) (continued)

the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that includes the fund’s investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGMI. The order also finds that SBFM and CGMI willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed. SBFM and CGMI do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.

The SEC censured SBFM and CGMI and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order requires Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan to be prepared by Citigroup and submitted within 90 days of the entry of the order for approval by the SEC. The order also requires that transfer agency fees received from the Affected Funds since December 1, 2004 less certain expenses be placed in escrow and provides that a portion of such fees may be subsequently distributed in accordance with the terms of the order.

The order requires SBFM to recommend a new transfer agent contract to the Affected Fund boards within 180 days of the entry of the order; if a Citigroup affiliate submits a proposal to serve as transfer agent or sub-transfer agent, an independent monitor must be engaged at the expense of SBFM and CGMI to oversee a competitive bidding process. Under the order, Citigroup must comply with an amended version of a vendor policy that Citigroup instituted in August 2004. That policy, as amended, among other things, requires that when requested by a fund board, CAM will retain at its own expense an independent consulting expert to advise and assist the board on the selection of certain service providers affiliated with Citigroup.

At this time, there is no certainty as to how the proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distribution will be allocated, and when such distribution will be made. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the funds. The Fund did not implement the contractual arrangement described above and will not receive any payments.

10.  Subsequent Event

On July 26, 2005, the Board of Directors approved a new combined management/administration fee effective October 1, 2005. The new combined management/administration fee will be calculated daily and paid monthly at the annual rate of Fund’s average daily net assets as follows:

Average Daily Net Assets	Annual Rate
First $1 billion	0.750%
Next $1 billion	0.725
Next $3 billion	0.700
Next $5 billion	0.675
Over $10 billion	0.650

Also, the Board of Directors terminated the Administration Agreement with SBFM.

Notes to Financial Statements

(unaudited) (continued)

11.  Other Matters

On June 24, 2005, Citigroup announced that it has signed a definitive agreement under which Citigroup will sell substantially all of its worldwide asset management business to Legg Mason, Inc. (“Legg Mason”).

As part of this transaction, SBAM (the “Manager”), currently an indirect wholly owned subsidiary of Citigroup, would become an indirect wholly owned subsidiary of Legg Mason. The Manager is the investment manager to the Fund.

The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, Citigroup expects the transaction to be completed later this year.

Under the 1940 Act, consummation of the transaction will result in the automatic termination of the investment management contract between the Fund and the Manager. Therefore, the Fund’s Board of Directors will be asked to approve a new investment management contract between the Fund and the Manager. If approved by the Board, the new investment management contract will be presented to the shareholders of the Fund for their approval. Subsequently, on August 12, 2005, the Board approved the new investment management contract between the Fund and the Manager.

Salomon Brothers Variable Series Funds Inc

Directors

CAROL L. COLMAN

DANIEL P. CRONIN

LESLIE H. GELB

R. JAY GERKEN, CFA

Chairman

WILLIAM R. HUTCHINSON

RIORDAN ROETT

JESWALD W. SALACUSE

Officers

R. JAY GERKEN, CFA

President and Chief Executive Officer

ANDREW B. SHOUP

Senior Vice President and
Chief Administrative Officer

FRANCES M. GUGGINO

Chief Financial Officer and Treasurer

ALAN J. Blake

Executive Vice President

JAMES E. CRAIGE, CFA

Executive Vice President

ROBERT FEITLER

Executive Vice President

VINCENT GAO, CFA

Executive Vice President

John G. Goode

Executive Vice President

Peter J. Hable

Executive Vice President

PATRICK HUGHES

Executive Vice President

ROGER M. LAVAN, CFA

Executive Vice President

MARK J. MCALLISTER, CFA

Executive Vice President

BETH A. SEMMEL, CFA

Executive Vice President

PETER J. WILBY, CFA

Executive Vice President

GEORGE J. WILLIAMSON

Executive Vice President

ANDREW BEAGLEY

Vice President, Chief Anti-Money Laundering Compliance Officer and Chief Compliance Officer

WENDY S. SETNICKA

Controller

ROBERT I. FRENKEL

Secretary and Chief Legal Officer

Investment Manager

Salomon Brothers Asset Management Inc

399 Park Avenue

New York, New York 10022

Custodian

State Street Bank and Trust Company

225 Franklin Street

Boston, Massachusetts 02110

Legal Counsel

Simpson Thacher & Bartlett LLP

425 Lexington Avenue

New York, New York 10017

Independent Registered Public Accounting Firm

KPMG LLP

345 Park Avenue

New York, New York 10154

Salomon Brothers Variable Series Funds Inc

Salomon Brothers Variable Total Return Fund

The Fund is a separate investment fund of the Salomon Brothers Variable Series Funds Inc, a Maryland corporation.

This report is submitted for the general information of the shareholders of Salomon Brothers Variable Series Funds Inc — Salomon Brothers Variable Total Return Fund and is not for use with the general public.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund shareholders can call 1-800-446-1013.

Information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 1-800-446-1013 (2) on the Fund’s website at www.citigroupam.com and (3) on the SEC’s website at www.sec.gov.

399 PARK AVENUE  •  NEW YORK, NEW YORK 10022

05-8971

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. [RESERVED]

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)    Not applicable.

(b)    Attached hereto.

Exhibit 99.CERT	Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Salomon Brothers Variable Series Funds Inc

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Salomon Brothers Variable Series Funds Inc

Date: September 7, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Salomon Brothers Variable Series Funds Inc

Date: September 7, 2005

By:	/s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer of
Salomon Brothers Variable Series Funds Inc

Date: September 7, 2005